Canterbury Portfolio Thermostat Fund
Schedule of Investments
January 31, 2026 (Unaudited)
COMMON STOCKS — 43.96% Shares Fair Value
Consumer Discretionary — 4.24%
Hilton Worldwide Holdings, Inc. 1,265 $ 377,615
Financials — 12.38%
American Express Co. 1,045 368,018
CME Group, Inc. 1,400 404,683
General Dynamics Corp. 940 330,025
1,102,726
Health Care — 4.09%
Gilead Sciences, Inc. 2,570 364,812
Industrials — 5.50%
Caterpillar, Inc. 745 489,733
Technology — 17.75%
Analog Devices, Inc. 1,350 419,688
International Business Machines Corp. 1,420 435,514
Micron Technology, Inc. 1,750 726,040
1,581,242
Total Common Stocks (Cost $2,892,488) 3,916,128
EXCHANGE-TRADED FUNDS — 44.51% Shares Fair Value
Communication Services Select Sector SPDR® Fund 4,860 583,589
Financial Select Sector SPDR® Fund 8,835 472,142
Invesco S&P 500® Equal Weight ETF 2,090 413,987
iShares MSCI Switzerland ETF 7,000 430,780
iShares Select Dividend ETF 2,850 428,811
ProShares Short Real Estate 20,435 343,717
SPDR® Gold MiniShares ® Trust 7,060 677,831
Technology Select Sector SPDR® Fund 4,270 614,367
Total Exchange-Traded Funds (Cost $2,888,282) 3,965,224
MONEY MARKET FUNDS - 11.83% Shares Fair Value
Morgan Stanley Institutional Liquidity Government Portfolio - Institutional
Shares, 3.61%
(a)
1,054,079 1,054,079
Total Money Market Funds (Cost $1,054,079) 1,054,079
Total Investments — 100.30% (Cost $6,834,849) 8,935,431
Liabilities in Excess of Other Assets — (0.30)% (26,589)
NET ASSETS — 100.00% $ 8,908,842
(a) Rate disclosed is the seven day effective yield as of January 31, 2026.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt